Significant Credit Concentrations (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Maximum Credit Exposure by Category
On-balance sheet	$ 141	$ 141
Individuals [Member]
Maximum Credit Exposure by Category
On-balance sheet	98	95
Unused lines-of-credit	265	253
Financial Institutions [Member]
Maximum Credit Exposure by Category
On-balance sheet	22	25
United States Government And Agencies [Member]
Maximum Credit Exposure by Category
On-balance sheet	4	5
Other Concentration [Member]
Maximum Credit Exposure by Category
On-balance sheet	$ 17	$ 16